CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Current assets:
Cash and cash equivalents	$ 108	$ 189
Restricted Cash	72	0
Trade receivables, less allowance of $0 and $26	502	726
Deferred cost, related party	6,227	6,227
Inventories, net	230	804
Prepaid expenses and other current assets	1,305	251
Total current assets	8,444	8,197
Property and equipment, net	14	29
Prepaid advertising	0	296
Intangibles, net	8,184	932
Total assets	16,642	9,454
Current liabilities:
Accounts payable	676	1,718
Accounts payable, related parties	171	2,275
Accrued expenses	1,428	1,108
Accrued expenses, related parties	306	519
Deferred revenue, related parties	6,502	6,375
Notes payable, related party	0	3,400
Notes payable	1,232	60
Secured convertible debentures, net of debt discount	5,000	0
Derivative liability	5,136	4,852
Total current liabilities	20,451	20,307
Notes payable, related parties	5,605	0
Secured convertible debentures, net of debt discount	928	2,604
Total liabilities	26,984	22,911
Commitments and contingencies
Stockholders' deficit
Common stock, $0.001 par value, 500,000,000 shares authorized, 286,462,091 and 157,697,103 shares issued and outstanding, as of June 30, 2014 and June 30, 2013	286	158
Additional paid-in capital	71,517	61,688
Accumulated deficit	(82,145)	(75,303)
Total stockholders' deficit	(10,342)	(13,457)
Total Liabilities and Stockholders' deficit	$ 16,642	$ 9,454